Bank Loans - Schedule of Maturity Dates Company’s Outstanding Bank Loans (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Maturity Dates Company’s Outstanding Bank Loans [Abstract]
2025	$ 1,136,281	$ 885,572
2026	483,483	376,809
2027	483,483	376,809
2028	483,483	376,809
2029	483,483	376,809
Thereafter	1,409,050	1,098,162
Total bank loans	4,479,263	3,490,970
Less: Imputed interest	(557,165)	(434,234)
Present value of bank loans	$ 3,922,098	$ 3,056,736	$ 3,669,815